UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 9.81%

Consumer Discretionary - 1.44%
	Cracker Barrel Old Country Store, Inc.	687	$67,614
*	DIRECTV	925	53,817
	International Game Technology	2,053	38,781
*μ	Melco Crown Entertainment Ltd.	3,851	104,709
	The Home Depot, Inc.	738	54,974
			319,895
Consumer Staples - 0.73%
	Bunge Ltd.	496	37,587
	Mondelez International, Inc.	2,301	70,572
μ	Shoprite Holdings Ltd.	1,688	53,088
			161,247
Energy - 1.32%
	Cameco Corp.	1,612	30,692
*	Continental Resources, Inc.	801	73,900
	Kinder Morgan, Inc.	1,173	44,492
	Noble Energy, Inc.	1,528	93,865
	Seadrill Ltd.	1,063	49,174
			292,123
Financials - 0.78%
	ACE Ltd.	415	36,404
μ	AIA Group Ltd.	2,242	39,280
	Aon PLC	925	61,401
	BlackRock, Inc.	134	34,883
			171,968
Health Care - 2.37%
	Abbott Laboratories	1,942	64,727
*	Celgene Corp.	735	102,885
*	Covance, Inc.	665	53,892
*	Gilead Sciences, Inc.	1,261	76,000
	Medtronic, Inc.	1,212	62,721
μ	Novo Nordisk	571	95,323
*	Valeant Pharmaceuticals International, Inc.	710	69,821
			525,369
Industrials - 1.27%
	AGCO Corp.	1,261	71,322
μ	Ryanair Holdings PLC	773	36,686
	The Boeing Co.	800	83,136
	TransDigm Group, Inc.	664	90,968
			282,112

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
		Shares	Value (Note 1)

Information Technology - 1.70%
*	Akamai Technologies, Inc.	1,472	$67,682
	Apple, Inc.	68	33,131
	ASML Holding NV	1,136	98,900
	Corning, Inc.	3,969	55,725
μ	SAP AG	851	62,821
μ	Tencent Holdings Ltd.	1,241	57,893
			376,152
Materials - 0.20%
μ	BASF	497	43,438
			43,438

	Total Common Stocks (Cost $2,218,751)		2,172,304

EXCHANGE TRADED PRODUCTS - 33.54%
	iShares Nasdaq Biotechnology ETF	6,476	1,254,660
	iShares S&P Mid-Cap 400 Value ETF	11,885	1,230,573
	iShares Short Treasury Bond ETF	16,885	1,861,571
	iShares Silver Trust	25,776	582,538
	iShares U.S. Aerospace & Defense ETF	7,107	617,812
	Market Vectors Steel Index Fund	14,200	591,856
	Powershares Golden Dragon China Portfolio	26,166	664,092
	SPDR S&P Pharmaceuticals ETF	8,332	626,650

	Total Exchange Traded Products (Cost $7,428,515)		7,429,752

OPEN-END FUNDS - 54.97%
	BlackRock Basic Value Fund, Inc.	57,881	1,789,102
	Dodge & Cox Stock Fund	12,393	1,803,987
	FMI Focus Fund	32,715	1,254,620
	Longleaf Partners International Fund	117,871	1,884,757
	Oakmark Global Fund - Class I	65,595	1,818,293
	PIMCO International StocksPLUS AR
	Strategy Fund U.S. Dollar Hedged - Class I	242,744	1,803,589
	PRIMECAP Odyssey Growth Fund	83,437	1,821,430

	Total Open-End Funds (Cost $11,720,839)		12,175,778

SHORT-TERM INVESTMENT - 1.72%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	380,907	380,907

	Total Short-Term Investment (Cost $380,907)		380,907

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
Value (Note 1)

Total Value of Investments (Cost $21,749,012) - 100.04%	$22,158,741

Liabilities in Excess of Other Assets - (0.04)%	(9,095)

Net Assets - 100.00%	$22,149,646

§	Represents 7 day effective yield
μ	American Depository Receipt
*	Non-income producing investment

The following acronyms and abbreviations are used in this portfolio:
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

Summary of Investments
% of Net
Assets	Value
Common Stock	9.81%	$2,172,304
Exchange Traded Products	33.54%	7,429,752
Open-End Funds	54.97%	12,175,778
Short-Term Investment	1.72%	380,907
Total	100.04%	$22,158,741

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$616,006
Aggregate gross unrealized depreciation	(206,277)

Net unrealized appreciation	$409,729

(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Rx Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Common Stock	$2,172,304	$2,172,304	$-	$-
Exchange Traded Products	7,429,752	7,429,752	-	-
Open-End Funds	12,175,778	12,175,778	-	-
Short-Term Investment	380,907	380,907	-	-
Total	$22,158,741	$22,158,741	$-	$-

Rx Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
		Shares	Value (Note 1)

OPEN-END FUNDS - 99.89%
BBH Limited Duration Fund		79,013	$816,208
BlackRock Secured Credit Portfolio - Institutional Class		22,911	235,525
Driehaus Select Credit Fund		23,371	236,047
Highland Floating Rate Opportunities Fund		15,084	116,754
Ivy High Income Fund - Class I		13,773	118,447
Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y		11,201	117,837
Natixis Loomis Sayles Strategic Income Fund - Class Y		14,835	229,644
Nuveen Symphony Floating Rate Income Fund - Class Y		5,655	116,891
Oppenheimer Short Duration Fund - Class Y		81,440	816,029
Osterweis Strategic Income Fund		21,724	256,995
PIMCO High Yield Spectrum Fund - Institutional Class		10,791	116,648
PIMCO Income Fund - Institutional Class		19,150	231,718
RidgeWorth US Government Securities Ultra Short Bond Fund - Class I		80,727	815,345
Scout Unconstrained Bond Fund		19,917	233,223
Sit US Government Securities Fund		73,462	812,490
TCW Total Return Bond Fund - Class I		81,903	810,837
Third Avenue Focused Credit Fund		11,745	128,725
Touchstone Ultra Short Duration Fixed Income Fund - Institutional Class		86,372	816,220

Total Open-End Funds (Cost $7,051,889)			7,025,583

SHORT-TERM INVESTMENT - 0.47%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	33,173	33,173

Total Short-Term Investment (Cost $33,173)			33,173

Total Value of Investments (Cost $7,085,062) - 100.36%			$7,058,756

Liabilities in Excess of Other Assets - (0.36)%			(25,444)

Net Assets - 100.00%			$7,033,312

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Open-End Funds	99.89%	$7,025,583
Short-Term Investment	0.47%	33,173
Total	100.36%	$7,058,756

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$8,445
Aggregate gross unrealized depreciation			(34,751)

Net unrealized depreciation			$(26,306)
			(Continued)

Rx Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Rx Dynamic Total Return Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$7,025,583	$7,025,583	$-	$-
Short-Term Investment	33,173	33,173	-	-
Total	$7,058,756	$7,058,756	$-	$-

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 3.06%
*	Barclays ETN Linked to the S&P 500 Dynamic VEQTORTM TR Index		1,771	$246,736

	Total Exchange Traded Product (Cost $236,227)			246,736

OPEN-END FUNDS - 95.90%
	361 Managed Futures Fund - Class I		154,229	1,795,225
*	Altegris Managed Futures Strategy Fund - Class I		68,346	590,509
	Columbia Absolute Return Currency and Income Fund - Class Z		78,530	779,018
	Forward Long/Short Credit Analysis Fund - Institutional Class		55,335	421,103
	The Merger Fund		86,268	1,383,737
	Merk Hard Currency Fund - Institutional Class		40,431	474,252
	PIMCO Credit Absolute Return Fund - Institutional Class		144,018	1,502,109
	TFS Hedged Futures Fund		76,606	774,487

	Total Open-End Funds (Cost $7,838,227)			7,720,440

SHORT-TERM INVESTMENT - 1.20%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%		96,315	96,315

	Total Short-Term Investment (Cost $96,315)			96,315

Total Value of Investments (Cost $8,170,769) - 100.16%				$8,063,491

Liabilities in Excess of Other Assets - (0.16)%				(12,566)

Net Assets - 100.00%				$8,050,925

§	Represents 7 day effective yield	*	Non-income producing investment

	Summary of Investments
		% of Net
		Assets	Value
	Exchange Traded Product	3.06%	$246,736
	Open-End Funds	95.90%	7,720,440
	Short-Term Investment	1.20%	96,315
	Total	100.16%	$8,063,491

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$114,301
Aggregate gross unrealized depreciation				(221,579)

	Net unrealized depreciation			$(107,278)
				(Continued)

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Rx Non Traditional Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$246,736	$246,736	$-	$-
Open-End Funds	7,720,440	7,720,440	-	-
Short-Term Investment	96,315	96,315	-	-
Total	$8,063,491	$8,063,491	$-	$-

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
		Shares	Value (Note 1)

OPEN-END FUNDS - 99.33%
Aberdeen Global High Income Fund - Class I		224,344	$2,225,497
Ivy High Income Fund - Class I		263,205	2,263,561
John Hancock Funds III - Core High Yield Fund - Class I		206,912	2,228,437
Nuveen High Income Bond Fund - Class I		244,341	2,206,395
Diamond Hill Strategic Income Fund - Class Y		205,291	2,258,201

Total Open-End Funds (Cost $11,318,174)			11,182,091

SHORT-TERM INVESTMENT - 0.93%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	104,727	104,727

Total Short-Term Investment (Cost $104,727)			104,727

Total Value of Investments (Cost $11,422,901) - 100.26%			$11,286,818

Liabilities in Excess of Other Assets - (0.26)%			(29,276)

Net Assets - 100.00%			$11,257,542

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Open-End Funds	99.33%	$11,182,091
Short-Term Investment	0.93%	104,727
Total	100.26%	$11,286,818

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$-
Aggregate gross unrealized depreciation			(136,083)

Net unrealized depreciation			$(136,083)

			(Continued)

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Rx High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$11,182,091	$11,182,091	$-	$-
Short-Term Investment	104,727	104,727	-	-
Total	$11,286,818	$11,286,818	$-	$-

Rx Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 89.93%
iShares Core S&P 500 ETF		6,644	$1,092,273
iShares Micro-Cap ETF		1,800	115,704
iShares MSCI BRIC ETF		2,586	88,364
iShares MSCI EAFE Growth ETF		4,627	293,814
iShares MSCI EAFE Value ETF		2,042	102,672
iShares MSCI Emerging Markets ETF		2,381	90,526
iShares MSCI EMU ETF		3,031	105,115
iShares Russell 1000 Growth ETF		14,613	1,097,875
iShares Russell 1000 Value ETF		5,200	439,244
iShares Russell 2000 Growth ETF		977	114,836
iShares Russell 2000 Value ETF		5,731	498,196
iShares Russell Mid-Cap Growth ETF		10,166	758,384
iShares Russell Mid-Cap Value ETF		1,870	109,694

Total Exchange Traded Products (Cost $4,522,098)			4,906,697

SHORT-TERM INVESTMENT - 10.47%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	571,120	571,120

Total Short-Term Investment (Cost $571,120)			571,120

Total Value of Investments (Cost $5,093,218) - 100.40%			$5,477,817

Liabilities in Excess of Other Assets - (0.40)%			(22,024)

Net Assets - 100.00%			$5,455,793

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Products	89.93%	$4,906,697
Short-Term Investment	10.47%	571,120
Total	100.40%	$5,477,817

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$405,549
Aggregate gross unrealized depreciation			(20,950)

Net unrealized appreciation			$384,599

			(Continued)

Rx Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Rx Traditional Equity Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$4,906,697	$4,906,697	$-	$-
Short-Term Investment	571,120	571,120	-	-
Total	$571,120	$571,120	$-	$-

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 89.68%
iShares Agency Bond ETF		34,199	$3,785,009
iShares Government/Credit Bond ETF		3,859	421,017
iShares iBoxx $ High Yield Corporate Bond ETF		4,641	423,955
iShares International Treasury Bond ETF		2,122	208,041
iShares MBS ETF		36,398	3,794,492
iShares Short Treasury Bond ETF		34,284	3,779,811
iShares TIPS Bond ETF		28,511	3,157,308
SPDR Barclays Convertible Securities ETF		9,518	419,744
SPDR Barclays Investment Grade Floating Rate ETF		88,580	2,730,036
Vanguard Total Bond Market ETF		2,629	210,740

Total Exchange Traded Products (Cost $19,266,364)			18,930,153

OPEN-END FUNDS - 9.61%
Profunds Rising Rates Opportunity ProFund		184,665	1,521,640
Rydex Series - Inverse Government Long Bond Strategy Fund		52,156	509,564

Total Open-End Funds (Cost $2,123,210)			2,031,204

SHORT-TERM INVESTMENT - 1.08%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	227,392	227,392

Total Short-Term Investment (Cost $227,392)			227,392

Total Value of Investments (Cost $21,616,966) - 100.37%			$21,188,749

Liabilities in Excess of Other Assets - (0.37)%			(79,090)

Net Assets - 100.00%			$21,109,659

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Products	89.68%	$18,930,153
Open-End Funds	9.61%	2,031,204
Short-Term Investment	1.08%	227,392
Total	100.37%	$21,188,749

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$5,801
Aggregate gross unrealized depreciation			(434,018)

Net unrealized depreciation			$(428,217)
			(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Rx Traditional Fixed Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$18,930,153	$18,930,153	$-	$-
Open-End Funds	2,031,204	2,031,204	-	-
Short-Term Investment	227,392	227,392	-	-
Total	$21,188,749	$21,188,749	$-	$-

Rx Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 97.90%
Consumer Discretionary Select Sector SPDR Fund		28,240	$1,628,883
Energy Select Sector SPDR Fund		20,266	1,653,098
Financial Select Sector SPDR Fund		82,492	1,603,644
Health Care Select Sector SPDR Fund		33,064	1,627,410
Industrial Select Sector SPDR Fund		36,756	1,618,734
iShares MSCI Emerging Markets ETF		82,078	3,120,605
iShares MSCI Japan ETF		146,602	1,593,564
iShares MSCI Pacific ex Japan ETF		36,620	1,622,266
iShares Short Treasury Bond ETF		9,954	1,097,429
Materials Select Sector SPDR Fund		88,218	3,566,654
Technology Select Sector SPDR Fund		14,849	466,259
Utilities Select Sector SPDR Fund		19,756	736,899
Vanguard FTSE Europe ETF		31,072	1,585,915

Total Exchange Traded Products (Cost $22,091,560)			21,921,360

SHORT-TERM INVESTMENT - 1.84%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	411,509	411,509

Total Short-Term Investment (Cost $411,509)			411,509

Total Value of Investments (Cost $22,503,069) - 99.74%			$22,332,869

Other Assets Less Liabilities - 0.26%			58,274

Net Assets - 100.00%			$22,391,143

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Products	97.90%	$21,921,360
Short-Term Investment	1.84%	411,509
Total	99.74%	$22,332,869

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$95,205
Aggregate gross unrealized depreciation			(265,405)

Net unrealized depreciation			$(170,200)
			(Continued)

Rx Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Rx Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$21,921,360	$21,921,360	$-	$-
Short-Term Investment	411,509	411,509	-	-
Total	$22,332,869	$22,332,869	$-	$-

Rx Tax Advantaged Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 28.09%
iPath US Treasury 10-year Bear ETN		20,844	$689,936
iShares National AMT-Free Muni Bond ETF		1,271	129,528
iShares Short-Term National AMT-Free Muni Bond ETF		1,569	165,984

Total Exchange Traded Products (Cost $1,010,730)			985,448

OPEN-END FUNDS - 71.17%
BlackRock Municipal Series Trust - Class I		61,152	654,332
MFS Municipal High Income Fund - Investor Class		19,477	143,549
Nuveen All-American Municipal Bond Fund - Class I		28,856	305,013
Nuveen High Yield Municipal Bond Fund - Class I		9,602	144,133
Oppenheimer AMT-Free Municipals - Class Y		22,572	144,011
Oppenheimer Rochester Minnesota Municipal Fund - Class Y		25,734	307,263
Oppenheimer Rochester National Municipals - Class Y		21,908	143,497
US Global Investors Near-Term Tax Free Fund - Class I		294,862	654,594

Total Open-End Funds (Cost $2,626,923)			2,496,392

SHORT-TERM INVESTMENT - 0.92%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	32,157	32,157

Total Short-Term Investment (Cost $32,157)			32,157

Total Value of Investments (Cost $3,669,810) - 100.18%			$3,513,997

Liabilities in Excess of Other Assets - (0.18)%			(6,435)

Net Assets - 100.00%			$3,507,562

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Products	28.09%	$985,448
Open-End Funds	71.17%	2,496,392
Short-Term Investment	0.92%	32,157
Total	100.18%	$3,513,997

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$-
Aggregate gross unrealized depreciation			(155,813)

Net unrealized depreciation			$(155,813)
			(Continued)

Rx Tax Advantaged Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Rx Tax Advantaged Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Tax Advantaged Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$985,448	$985,448	$-	$-
Open-End Funds	2,496,392	2,496,392	-	-
Short-Term Investment	32,157	32,157	-	-
Total	$3,513,997	$32,157	$-	$-

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 31.18%

Consumer Discretionary - 5.29%
Comcast Corp.		1,325	$55,769
McDonald's Corp.		526	49,633
			105,402
Energy - 5.55%
Chevron Corp.		411	49,497
ConocoPhillips		292	19,360
Phillips 66		450	25,695
The Williams Cos., Inc.		443	16,054
			110,606
Financials - 7.32%
AvalonBay Communities, Inc. REIT		244	30,232
BlackRock, Inc.		162	42,172
CME Group, Inc.		449	31,928
JPMorgan Chase & Co.		825	41,687
			146,019
Healthcare - 3.90%
Cardinal Health, Inc.		647	32,531
Pfizer, Inc.		1,600	45,136
			77,667
Industrials - 2.31%
3M Co.		405	46,000
			46,000
Information Technology - 5.32%
KLA-Tencor Corp.		550	30,333
Microsoft Corp.		939	31,363
QUALCOMM, Inc.		670	44,408
			106,104
Telecommunication Services - 1.49%
AT&T, Inc.		875	29,601
			29,601

Total Common Stocks (Cost $623,307)			621,399

OPEN-END FUND - 61.24%
ε	Forward International Dividend Fund- Institutional Class	162,741	1,220,559

Total Open-End Fund (Cost $1,293,137)			1,220,559

			(Continued)

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 7.05%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%		140,508	$140,508

	Total Short-Term Investment (Cost $140,508)			140,508

Total Value of Investments (Cost $2,056,952) - 99.47%				$1,982,466

Other Assets Less Liabilities - 0.53%				10,478

Net Assets - 100.00%				$1,992,944

§	Represents 7 day effective yield
ε	Financial information for the Forward International Dividend Fund can be accessed at the following website:
	http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

	The following acronym is used in this portfolio:
REIT - Real Estate Investment Trust

	Summary of Investments
		% of Net
		Assets	Value
	Common Stocks	31.18%	$621,399
	Open-End Fund	61.24%	1,220,559
	Short-Term Investment	7.05%	140,508
	Total	99.47%	$1,982,466

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$9,287
Aggregate gross unrealized depreciation				(83,773)

Net unrealized depreciation				$(74,486)

				(Continued)

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Rx Dividend Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$621,399	$621,399	$-	$-
Open-End Fund	1,220,559	1,220,559	-	-
Short-Term Investment	140,508	140,508	-	-
Total	$1,982,466	$1,982,466	$-	$-

Rx Premier Managers Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
		Shares	Value (Note 1)

COMMON STOCK - 8.41%
* Berkshire Hathaway, Inc.		1,975	$219,660

Total Common Stock (Cost $211,480)			219,660

OPEN-END FUNDS - 89.88%
BlackRock Global Allocation Fund, Inc.		27,872	581,134
First Eagle Global Fund		11,308	586,768
Ivy Asset Strategy Fund		21,047	603,000
Natixis Loomis Sayles Global Equity and Income Fund		32,139	577,852

Total Open-End Funds (Cost $2,289,821)			2,348,754

SHORT-TERM INVESTMENT - 1.76%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	46,120	46,120

Total Short-Term Investment (Cost $46,120)			46,120

Total Value of Investments (Cost $2,547,421) - 100.05%			$2,614,534

Liabilities in Excess of Other Assets - (0.05)%			(1,434)

Net Assets - 100.00%			$2,613,100

§ Represents 7 day effective yield	*	Non-income producing investment

Summary of Investments
	% of Net
	Assets	Value
Common Stock	8.41%	$219,660
Open-End Funds	89.88%	2,348,754
Short-Term Investment	1.76%	46,120
Total	100.05%	$2,614,534

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$67,113
Aggregate gross unrealized depreciation			-

Net unrealized appreciation			$67,113

			(Continued)

Rx Premier Managers Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Rx Premier Managers Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Premier Managers Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Common Stock	$219,660	$219,660	$-	$-
Open-End Funds	2,348,754	2,348,754	-	-
Short-Term Investment	46,120	46,120	-	-
Total	$2,614,534	$2,614,534	$-	$-

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2013
	Shares	Value (note 1)

SHORT-TERM INVESTMENT - 100.70%
§ Federated Treasury Obligations Fund, 0.01%	4,198,378	$4,198,378

Total Short-Term Investment (Cost $4,198,378)		4,198,378

Total Value of Investments (Cost $4,198,377)(a) - 100.70%		$4,198,378

Liabilities in Excess of Other Assets - (0.70)%		(29,280)

Net Assets - 100%		$4,169,098

§ Represents 7 day effective yield

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$-
Aggregate gross unrealized depreciation		-

Net unrealized appreciation		$-

		(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Caritas All-Cap Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Short-Term Investment	$4,198,378	$4,198,378	$-	$-
Total	$4,198,378	$4,198,378	$-	$-

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013
				Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 102.26%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%			8,293,640	$8,293,640

	Total Short-Term Investment (Cost $8,293,640)				8,293,640

		Number of Contracts1	Exercise Price	Expiration Date
PUT OPTIONS PURCHASED- 0.00%
*	iShares Barclays 7-10 Year Treasury Bond Fund	70	$80	9/21/2013	175
*	iShares Barclays 20+ Year Treasury Bond Fund	200	80	9/21/2013	100

	Total Put Options Purchased (Cost $1,673)				275

CALL OPTIONS PURCHASED - 0.00%
*	SPDR S&P 500 ETF	140	186	9/21/2013	70
*	SPDR S&P 500 ETF	100	187	9/21/2013	50

	Total Call Options Written (Cost $987)				120

Total Value of Investments (Cost $8,296,300) - 102.26%					$8,294,035

Liabilities in Excess of Other Assets - (2.26)%					(183,361)

Net Assets - 100.00%					$8,110,674

§	Represents 7 day effective yield
1	One contract is equivalent to 100 shares of common stock

	Summary of Investments
			% of Net
			Assets	Value
	Short-Term Investment		102.26%	$8,293,640
	Put Options Purchased		0.00%	275
	Call Options Purchased		0.00%	120
	Total		102.26%	$8,294,035

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					$-
Aggregate gross unrealized depreciation					(2,265)

	Net unrealized depreciation				$(2,265)

					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation

The Presidio Multi-Strategy Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2013

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Assets	Total	Level 1	Level 2	Level 3
Short-Term Investment	$8,293,640	$8,293,640	$-	$-
Put Options Purchased	275	275	-	-
Call Options Purchased	120	120	-	-
Total	$8,294,035	$8,294,035	$-	$-

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ D. Jerry Murphey
Date: October 30, 2013	D. Jerry Murphey President and Principal Executive Officer RiskX Funds

By: (Signature and Title)	/s/ Brenda A. Smith
Date: October 23, 2013	Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Brenda A. Smith
Date: October 23, 2013	Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ D. Jerry Murphey
Date: October 30, 2013	D. Jerry Murphey President and Principal Executive Officer RiskX Funds

By: (Signature and Title)	/s/ Julie M. Koethe
Date: October 23, 2013	Julie M. Koethe Treasurer and Principal Financial Officer, RiskX Funds

By: (Signature and Title)	/s/ Brenda A. Smith
Date: October 23, 2013	Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Brenda A. Smith
Date: October 23, 2013	Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund